Operating expenses, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses [abstract]
Total compensation to employees and Directors	$ 13,561	$ 13,129	$ 11,652
Office and administrative expenses	3,728	4,180	3,940
Audit, legal and consultancy	2,601	1,635	1,856
Total general and administrative expenses	$ 19,890	$ 18,944	$ 17,448